Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity
Schedule of stock-based compensation

	Year Ended December 31,
	2011	2010	2009
	(In thousands)
Costs of revenues	$3,346	$2,989	$5,400
Sales and marketing	3,155	2,369	5,973
Product development	3,082	1,812	4,112
General and administrative	7,024	6,232	17,759
	$16,607	$13,402	$33,244

Schedule of number of shares available for issuance

Shares Available
(In thousands)
December 31, 2009	1,744
Shares added under Amended and Restated 2007 Plan	5,000
Granted*	(67)
Cancelled/expired/forfeited	65
December 31, 2010	6,742
Granted*	(604)
Cancelled/expired/forfeited	21
December 31, 2011	6,159

*            In 2011 and 2010, 345,000 and 38,000 restricted shares units, or 604,000 and 67,000 equivalent shares, respectively, were granted.

Schedule of option activities of stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2009	1,579	$27.30	3.68	$28,509
Exercised	(511)	$23.08
Cancelled/expired/forfeited	(47)	$28.94
December 31, 2010	1,021	$29.34	3.06	$40,321
Exercised	(239)	$25.78
Cancelled/expired/forfeited	(2)	$33.01
December 31, 2011	780	$30.42	2.08	$16,832

Vested and expected to vest as of December 31, 2010	1,019	$29.33	3.06	$40,254
Exercisable as of December 31, 2010	858	$28.19	3.03	$34,846
Vested and expected to vest as of December 31, 2011	780	$30.42	2.08	$16,831
Exercisable as of December 31, 2011	744	$30.17	2.07	$16,235

Schedule of stock options outstanding

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
$1.50 - $23.17	185	$20.93	185	$20.93	1.19
$24.23 - $30.35	204	$25.94	204	$25.94	2.61
$33.29 - $33.29	211	$33.29	186	$33.29	2.21
$33.68 - $49.95	180	$41.86	169	$41.94	2.25
	780	$30.42	744	$30.17	2.08

Schedule of service-based restricted share unit activity

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2009	867	$27.88
Awarded*	38	$43.57
Vested	(345)	$27.07
Cancelled	(22)	$38.90
December 31, 2010	538	$29.06
Awarded*	345	$80.83
Vested	(376)	$31.75
Cancelled	(11)	$61.09
December 31, 2011	496	$62.37

*  36,000 restricted shares units were granted to non-employee directors in 2011 and 2010.